Bank Borrowings - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Bank borrowings
Accounts receivable	$ 187,261	$ 143,142
Available banking facilities	213,289	121,708
Bank borrowings (including bank borrowing of the consolidated VIE and its subsidiaries without recourse to the Company of US$457 and US$1,889 as of December 31, 2020 and 2021, respectively)	75,530	56,040
Bank borrowings	115,338	58,667
Pledged Assets
Bank borrowings
Restricted cash pledge	33,326
Service Trade
Bank borrowings
Bank borrowings	18,013	6,001
Term Loan Facilities
Bank borrowings
Bank borrowings	4,408	1,000
Corporate Guarantee
Bank borrowings
Bank deposits	36,146	41,639
Accounts receivable	$ 18,250	$ 36,956